Fair Value of Financial Instruments - Contingent Consideration Liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Adjustment to contingent consideration liability
Revenue based payments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration liability	$ 5,600	$ 33,900
Fair Value	$ 600	$ 9,800
Revenue based payments | Revenue volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted Average or Range	0.25	0.25
Revenue based payments | Gross profit volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted Average or Range		0.40
Revenue based payments | Discount rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted Average or Range	0.115	0.135